Securities at amortised cost - Debt Securities (Detail) - EUR (€) € in Millions	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of financial assets [line items]
Total	€ 878,985	€ 876,444
Financial assets at fair value through other comprehensive income [member]
Disclosure of financial assets [line items]
Total	34,468	31,223	€ 69,730
Debt securities [member]
Disclosure of financial assets [line items]
Total	85,914	81,323
Debt securities [member] | Financial assets at fair value through other comprehensive income [member]
Disclosure of financial assets [line items]
Total	30,483	25,616
Debt securities [member] | Financial assets at amortised cost [member]
Disclosure of financial assets [line items]
Total	46,108	47,276
Debt securities [member] | Fair value through other comprehensive income and amortised cost [Member]
Disclosure of financial assets [line items]
Total	76,592	72,893
Debt securities [member] | Trading assets [member]
Disclosure of financial assets [line items]
Total	6,256	5,213
Debt securities [member] | Financial assets at FVPL [member]
Disclosure of financial assets [line items]
Total	3,067	3,218
Debt securities [member] | Total debt securities at fair value through profit or loss [Member]
Disclosure of financial assets [line items]
Total	€ 9,323	€ 8,431